Borrowings - Revolving Facility (Details) - The Revolving Facility - CAD ($)	Apr. 03, 2022	May 25, 2021	Mar. 28, 2021	May 26, 2020	Feb. 24, 2020
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 467,500,000
Line of credit facility, increase in credit facility commitments					$ 517,500,000
Line of credit facility, repayment			$ 0
Line of credit facility, interest and administrative fees, outstanding	$ 500,000
Line of credit facility, unused borrowing capacity	191,800,000		181,200,000
Line of credit facility, increase in borrowing capacity				$ 50,000,000
Line of credit facility, credit commitment	25,000,000
Line of credit facility, credit sub-commitment	5,000,000
Line of credit facility, swingline commitment	25,000,000
Deferred financing charges | Other noncurrent liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	900,000	$ 400,000	1,700,000
Letters of credit outstanding
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,600,000		$ 5,000,000